UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2013
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - 49.2%

                 AEROSPACE & DEFENSE - 1.9%
          2,486  General Dynamics Corp. .............................................  $      175,288
          1,898  Lockheed Martin Corp. ..............................................         183,195
          2,597  Northrop Grumman Corp. .............................................         182,179
          3,021  Raytheon Co. .......................................................         177,605
          2,987  Rockwell Collins, Inc. .............................................         188,539
          2,109  United Technologies Corp. ..........................................         197,044
                                                                                       --------------
                                                                                            1,103,850
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.3%
          2,805  CH Robinson Worldwide, Inc. ........................................         166,785
                                                                                       --------------

                 BEVERAGES - 1.3%
          2,771  Brown-Forman Corp. .................................................         197,849
          4,710  Coca-Cola (The) Co. ................................................         190,472
          3,884  Dr. Pepper Snapple Group, Inc. .....................................         182,354
          2,554  PepsiCo, Inc. ......................................................         202,047
                                                                                       --------------
                                                                                              772,722
                                                                                       --------------

                 CAPITAL MARKETS - 1.0%
          1,363  Franklin Resources, Inc. ...........................................         205,554
          7,313  SEI Investments Co. ................................................         210,980
          2,644  T. Rowe Price Group, Inc. ..........................................         197,956
                                                                                       --------------
                                                                                              614,490
                                                                                       --------------

                 CHEMICALS - 0.9%
          2,982  FMC Corp. ..........................................................         170,064
          4,320  Minerals Technologies, Inc. ........................................         179,323
          2,369  Sigma-Aldrich Corp. ................................................         184,024
                                                                                       --------------
                                                                                              533,411
                                                                                       --------------

                 COMMERCIAL BANKS - 1.3%
          3,878  Bank of Hawaii Corp. ...............................................         197,041
          3,177  Cullen Frost Bankers, Inc. .........................................         198,658
          7,943  East West Bancorp, Inc. ............................................         203,897
          5,373  US Bancorp .........................................................         182,306
                                                                                       --------------
                                                                                              781,902
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 0.6%
          3,526  Harris Corp. .......................................................         163,395
          4,684  Plantronics, Inc. ..................................................         206,986
                                                                                       --------------
                                                                                              370,381
                                                                                       --------------

                 CONSUMER FINANCE - 0.3%
          4,478  Discover Financial Services ........................................         200,793
                                                                                       --------------

                 CONTAINERS & PACKAGING - 0.7%
          3,631  Aptargroup, Inc. ...................................................         208,238
          3,846  Ball Corp. .........................................................         182,992
                                                                                       --------------
                                                                                              391,230
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

                 DISTRIBUTORS - 0.4%
          2,718  Genuine Parts Co. ..................................................  $      212,004
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.4%
          3,449  CME Group, Inc. ....................................................         211,734
                                                                                       --------------

                 ELECTRIC UTILITIES - 0.3%
          4,309  Cleco Corp. ........................................................         202,652
                                                                                       --------------

                 ELECTRICAL EQUIPMENT - 0.7%
          4,583  AMETEK, Inc. .......................................................         198,719
          1,546  Roper Industries, Inc. .............................................         196,821
                                                                                       --------------
                                                                                              395,540
                                                                                       --------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
          6,695  National Instruments Corp. .........................................         219,261
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 1.7%
          1,744  Costco Wholesale Corp. .............................................         185,056
          3,563  CVS Caremark Corp. .................................................         195,929
          6,715  Kroger (The) Co. ...................................................         222,535
          5,551  Sysco Corp. ........................................................         195,229
          2,557  Wal-Mart Stores, Inc. ..............................................         191,340
                                                                                       --------------
                                                                                              990,089
                                                                                       --------------

                 FOOD PRODUCTS - 2.1%
          5,885  ConAgra Foods, Inc. ................................................         210,742
          4,284  General Mills, Inc. ................................................         211,244
          3,007  H.J. Heinz Co. .....................................................         217,316
          5,534  Hormel Foods Corp. .................................................         228,665
          2,501  Lancaster Colony Corp. .............................................         192,577
          2,715  McCormick & Co., Inc. ..............................................         199,688
                                                                                       --------------
                                                                                            1,260,232
                                                                                       --------------

                 GAS UTILITIES - 0.7%
          8,762  Questar Corp. ......................................................         213,180
          3,460  South Jersey Industries, Inc. ......................................         192,341
                                                                                       --------------
                                                                                              405,521
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
          5,525  Abbott Laboratories ................................................         195,143
          2,617  Baxter International, Inc. .........................................         190,099
          2,228  Becton, Dickinson & Co. ............................................         213,019
          3,032  Covidien PLC .......................................................         205,691
          4,227  Medtronic, Inc. ....................................................         198,500
          3,169  Stryker Corp. ......................................................         206,745
                                                                                       --------------
                                                                                            1,209,197
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 2.6%
          3,829  Aetna, Inc. ........................................................         195,739
          4,071  AmerisourceBergen Corp. ............................................         209,453
          4,250  Cardinal Health, Inc. ..............................................         176,885
          2,501  Chemed Corp. .......................................................         200,030

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

                 HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)
          1,816  McKesson Corp. .....................................................  $      196,055
          6,071  Owens & Minor, Inc. ................................................         197,672
          3,020  Quest Diagnostics, Inc. ............................................         170,479
          3,248  UnitedHealth Group, Inc. ...........................................         185,818
                                                                                       --------------
                                                                                            1,532,131
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 1.7%
          4,273  Bob Evans Farms, Inc. ..............................................         182,115
          2,724  Cracker Barrel Old Country Store, Inc. .............................         220,235
          3,901  Darden Restaurants, Inc. ...........................................         201,604
          1,965  McDonald's Corp. ...................................................         195,891
          2,637  Yum! Brands, Inc. ..................................................         189,706
                                                                                       --------------
                                                                                              989,551
                                                                                       --------------

                 HOUSEHOLD DURABLES - 0.2%
          4,202  Garmin, Ltd. .......................................................         138,834
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 1.3%
          3,247  Church & Dwight Co., Inc. ..........................................         209,854
          1,664  Colgate-Palmolive Co. ..............................................         196,402
          2,051  Kimberly-Clark Corp. ...............................................         200,957
          2,552  Procter & Gamble (The) Co. .........................................         196,657
                                                                                       --------------
                                                                                              803,870
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 0.3%
          1,868  3M Co. .............................................................         198,587
                                                                                       --------------

                 INSURANCE - 6.8%
          2,166  ACE, Ltd. ..........................................................         192,709
          2,214  Allied World Assurance Co. Holdings, AG ............................         205,282
          4,430  American Financial Group, Inc. .....................................         209,893
          6,010  Amtrust Financial Services, Inc. ...................................         208,247
          4,991  Assurant, Inc. .....................................................         224,645
          4,988  Axis Capital Holdings, Ltd. ........................................         207,601
          2,302  Chubb Corp. ........................................................         201,494
          1,594  Everest Re Group Ltd. ..............................................         206,997
          4,519  Hanover Insurance Group (The), Inc. ................................         224,504
          4,702  HCC Insurance Holdings, Inc. .......................................         197,625
          4,373  Mercury General Corp. ..............................................         165,868
          7,585  Montpelier Re Holdings, Ltd. .......................................         197,589
          2,173  PartnerRe, Ltd. ....................................................         202,328
          3,205  Reinsurance Group of America, Inc. .................................         191,242
          2,187  RenaissanceRe Holdings, Ltd. .......................................         201,182
          2,680  RLI Corp. ..........................................................         192,558
          3,370  Torchmark Corp. ....................................................         201,526
          2,431  Travelers (The) Cos., Inc. .........................................         204,666
          5,157  Validus Holdings, Ltd. .............................................         192,717
          4,585  W.R. Berkley Corp. .................................................         203,436
                                                                                       --------------
                                                                                            4,032,109
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

                 IT SERVICES - 2.7%
          2,563  Accenture PLC, Class A .............................................  $      194,711
          3,033  Automatic Data Processing, Inc. ....................................         197,206
            903  International Business Machines Corp. ..............................         192,610
          4,335  Jack Henry & Associates, Inc. ......................................         200,320
          2,736  MAXIMUS, Inc. ......................................................         218,798
          5,559  Paychex, Inc. ......................................................         194,954
          7,941  Total System Services, Inc. ........................................         196,778
          1,139  Visa, Inc. .........................................................         193,448
                                                                                       --------------
                                                                                            1,588,825
                                                                                       --------------

                 LEISURE EQUIPMENT & PRODUCTS - 0.7%
          4,944  Hasbro, Inc. .......................................................         217,240
          4,813  Mattel, Inc. .......................................................         210,761
                                                                                       --------------
                                                                                              428,001
                                                                                       --------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.3%
          2,554  Techne Corp. .......................................................         173,289
                                                                                       --------------

                 MACHINERY - 1.9%
          3,629  CLARCOR, Inc. ......................................................         190,087
          1,562  Cummins, Inc. ......................................................         180,895
          5,191  Donaldson Co., Inc. ................................................         187,862
          3,992  Toro (The) Co. .....................................................         183,792
          1,272  Valmont Industries, Inc. ...........................................         200,048
          1,990  Wabtec Corp/De .....................................................         203,199
                                                                                       --------------
                                                                                            1,145,883
                                                                                       --------------

                 MEDIA - 0.6%
          4,445  John Wiley & Sons, Inc., Class A ...................................         173,177
          3,465  Walt Disney (The) Co. ..............................................         196,812
                                                                                       --------------
                                                                                              369,989
                                                                                       --------------

                 MULTI-UTILITIES - 0.7%
          5,726  Public Service Enterprise Group, Inc. ..............................         196,631
          4,702  Wisconsin Energy Corp. .............................................         201,669
                                                                                       --------------
                                                                                              398,300
                                                                                       --------------

                 MULTILINE RETAIL - 0.6%
          2,764  Family Dollar Stores, Inc. .........................................         163,214
          3,011  Target Corp. .......................................................         206,103
                                                                                       --------------
                                                                                              369,317
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 1.6%
          1,605  Chevron Corp. ......................................................         190,706
          2,990  ConocoPhillips .....................................................         179,699
          1,995  Exxon Mobil Corp. ..................................................         179,770
          3,800  HollyFrontier Corp. ................................................         195,510
          2,265  Occidental Petroleum Corp. .........................................         177,508
                                                                                       --------------
                                                                                              923,193
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

                 PHARMACEUTICALS - 1.4%
          3,578  Eli Lilly & Co. ....................................................  $      203,195
          2,499  Johnson & Johnson ..................................................         203,743
          4,282  Merck & Co., Inc. ..................................................         189,393
          6,837  Pfizer, Inc. .......................................................         197,316
                                                                                       --------------
                                                                                              793,647
                                                                                       --------------

                 PROFESSIONAL SERVICES - 0.3%
          3,235  Equifax, Inc. ......................................................         186,304
                                                                                       --------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
         14,481  CYS Investments, Inc. ..............................................         170,007
          6,927  Hatteras Financial Corp. ...........................................         190,008
          1,212  Public Storage .....................................................         184,612
          3,364  Rayonier, Inc. .....................................................         200,730
            752  Silver Bay Realty Trust Corp. ......................................          15,566
          7,541  Starwood Property Trust, Inc. ......................................         209,338
         15,345  Two Harbors Investment Corp. .......................................         193,500
                                                                                       --------------
                                                                                            1,163,761
                                                                                       --------------

                 ROAD & RAIL - 0.6%
          1,380  Union Pacific Corp. ................................................         196,526
          7,863  Werner Enterprises, Inc. ...........................................         189,813
                                                                                       --------------
                                                                                              386,339
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
          4,931  Altera Corp. .......................................................         174,903
          4,026  Analog Devices, Inc. ...............................................         187,169
          8,283  Intel Corp. ........................................................         180,983
          3,571  KLA-Tencor Corp. ...................................................         188,334
          5,481  Texas Instruments, Inc. ............................................         194,466
                                                                                       --------------
                                                                                              925,855
                                                                                       --------------

                 SOFTWARE - 0.9%
          7,788  CA, Inc. ...........................................................         196,024
          1,974  FactSet Research Systems, Inc. .....................................         182,792
          6,411  Microsoft Corp. ....................................................         183,419
                                                                                       --------------
                                                                                              562,235
                                                                                       --------------

                 SPECIALTY RETAIL - 0.9%
          2,557  PetSmart, Inc. .....................................................         158,790
          3,253  Ross Stores, Inc. ..................................................         197,197
          4,104  TJX (The) Cos., Inc. ...............................................         191,862
                                                                                       --------------
                                                                                              547,849
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 1.3%
          3,213  Coach, Inc. ........................................................         160,618
          3,415  NIKE, Inc., Class B ................................................         201,519
          1,166  Ralph Lauren Corp. .................................................         197,415

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

                 TEXTILES, APPAREL & LUXURY GOODS - (CONTINUED)
          1,177  VF Corp. ...........................................................  $      197,442
                                                                                       --------------
                                                                                              756,994
                                                                                       --------------

                 TOBACCO - 0.6%
          5,441  Altria Group, Inc. .................................................         187,116
          4,128  Reynolds American, Inc. ............................................         183,655
                                                                                       --------------
                                                                                              370,771
                                                                                       --------------

                 TRADING COMPANIES & DISTRIBUTORS - 0.6%
          3,703  Fastenal Co. .......................................................         190,149
            852  W.W. Grainger, Inc. ................................................         191,683
                                                                                       --------------
                                                                                              381,832
                                                                                       --------------
                 TOTAL COMMON STOCKS ................................................      29,209,260
                 (Cost $26,702,202)                                                    --------------

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES - 46.0%

                 AEROSPACE & DEFENSE - 0.9%
$       100,000  United Technologies Corp. .............     4.50%         06/01/42           107,030
        250,000  United Technologies Corp. .............     1.80%         06/01/17           258,130
        150,000  United Technologies Corp. .............     3.10%         06/01/22           157,526
                                                                                       --------------
                                                                                              522,686
                                                                                       --------------

                 BEVERAGES - 2.3%
        500,000  Anheuser-Busch Inbev Worldwide, Inc.  .     2.50%         07/15/22           492,475
        250,000  Coca-Cola (The) Co. ...................     1.80%         09/01/16           258,661
        200,000  PepsiCo, Inc. .........................     0.70%         08/13/15           200,416
        100,000  PepsiCo, Inc. .........................     0.70%         02/26/16           100,089
        300,000  PepsiCo, Inc. .........................     2.75%         03/01/23           300,928
                                                                                       --------------
                                                                                            1,352,569
                                                                                       --------------

                 BIOTECHNOLOGY - 0.8%
        250,000  Amgen, Inc. ...........................     2.30%         06/15/16           260,377
        200,000  Amgen, Inc. ...........................     1.88%         11/15/14           204,028
                                                                                       --------------
                                                                                              464,405
                                                                                       --------------

                 CAPITAL MARKETS - 3.6%
        800,000  Goldman Sachs Group (The), Inc. .......     6.15%         04/01/18           943,726
        250,000  Goldman Sachs Group (The), Inc. .......     3.63%         01/22/23           252,275
        500,000  Morgan Stanley ........................     5.50%         07/28/21           574,178
        300,000  Morgan Stanley ........................     6.38%         07/24/42           361,749
                                                                                       --------------
                                                                                            2,131,928
                                                                                       --------------

                 CHEMICALS - 1.2%
        300,000  Dow Chemical (The) Co. ................     8.55%         05/15/19           403,757
        250,000  Dow Chemical (The) Co. ................     5.70%         05/15/18           295,036
                                                                                       --------------
                                                                                              698,793
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES - (CONTINUED)

                 COMMERCIAL BANKS - 1.6%
$       300,000  HSBC USA, Inc. ........................     2.38%         02/13/15    $      308,817
        400,000  Wachovia Bank, N.A. (a) ...............     0.61%         03/15/16           395,460
        250,000  Wells Fargo & Co. .....................     1.50%         07/01/15           254,271
                                                                                       --------------
                                                                                              958,548
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 0.5%
        250,000  Cisco Systems, Inc. ...................     3.15%         03/14/17           271,156
                                                                                       --------------

                 CONSUMER FINANCE - 3.5%
        250,000  American Express Credit Corp. .........     2.80%         09/19/16           264,928
      1,000,000  Capital One Financial Corp. ...........     1.00%         11/06/15           996,916
        800,000  Caterpillar Financial Services Corp. ..     1.63%         06/01/17           815,065
                                                                                       --------------
                                                                                            2,076,909
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 6.5%
        500,000  Bank of America Corp. .................     4.50%         04/01/15           530,066
        500,000  Bank of America Corp. .................     5.70%         01/24/22           586,708
        300,000  Citigroup, Inc. .......................     4.45%         01/10/17           330,570
        500,000  Citigroup, Inc. .......................     4.50%         01/14/22           556,926
        450,000  General Electric Capital Corp. ........     6.75%         03/15/32           574,472
        250,000  General Electric Capital Corp. ........     2.30%         04/27/17           258,964
        300,000  JPMorgan Chase & Co. (a) ..............     0.96%         10/15/15           301,775
        400,000  JPMorgan Chase & Co. ..................     1.80%         01/25/18           402,576
        250,000  JPMorgan Chase & Co. ..................     6.40%         05/15/38           321,692
                                                                                       --------------
                                                                                            3,863,749
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
        300,000  AT&T, Inc. ............................     6.30%         01/15/38           361,085
        250,000  AT&T, Inc. ............................     0.88%         02/13/15           250,618
        250,000  Verizon Communications, Inc. ..........     2.45%         11/01/22           236,939
                                                                                       --------------
                                                                                              848,642
                                                                                       --------------

                 ELECTRIC UTILITIES - 1.4%
        500,000  American Electric Power Co., Inc. .....     1.65%         12/15/17           502,254
        250,000  MidAmerican Energy Co. ................     5.30%         03/15/18           296,864
                                                                                       --------------
                                                                                              799,118
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 1.0%
        300,000  Costco Wholesale Corp. ................     0.65%         12/07/15           300,629
        250,000  Wal-Mart Stores, Inc. .................     5.63%         04/15/41           313,908
                                                                                       --------------
                                                                                              614,537
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.3%
        200,000  UnitedHealth Group, Inc. ..............     0.85%         10/15/15           200,732
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 0.4%
        250,000  McDonald's Corp. ......................     1.88%         05/29/19           255,047
                                                                                       --------------

                 INSURANCE - 3.9%
      1,000,000  American International Group, Inc. ....     5.85%         01/16/18         1,173,107
        450,000  Berkshire Hathaway Finance Corp. ......     1.60%         05/15/17           459,395
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES - (CONTINUED)

                 INSURANCE - (CONTINUED)
$       600,000  MetLife, Inc. .........................     6.75%         06/01/16    $      705,866
                                                                                       --------------
                                                                                            2,338,368
                                                                                       --------------

                 IT SERVICES - 0.8%
        200,000  International Business Machines Corp. .     1.25%         02/08/18           201,128
        250,000  International Business Machines Corp. .     1.95%         07/22/16           259,526
                                                                                       --------------
                                                                                              460,654
                                                                                       --------------

                 MEDIA - 1.5%
        500,000  Comcast Corp. .........................     4.25%         01/15/33           504,988
        250,000  Comcast Corp. .........................     4.65%         07/15/42           255,437
        100,000  Walt Disney (The) Co. .................     0.45%         12/01/15            99,971
                                                                                       --------------
                                                                                              860,396
                                                                                       --------------

                 METALS & MINING - 1.4%
        250,000  Freeport-McMoRan Copper & Gold, Inc. ..     1.40%         02/13/15           251,926
        500,000  Newmont Mining Corp. ..................     5.13%         10/01/19           578,879
                                                                                       --------------
                                                                                              830,805
                                                                                       --------------

                 MULTI-UTILITIES - 1.0%
        450,000  Pacific Gas & Electric Co. ............     6.05%         03/01/34           564,720
                                                                                       --------------

                 MULTILINE RETAIL - 0.3%
        200,000  Target Corp. ..........................     4.00%         07/01/42           195,433
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 3.3%
        350,000  ConocoPhillips Co. ....................     2.40%         12/15/22           343,907
        800,000  Kinder Morgan Energy Partners L.P. ....     3.95%         09/01/22           851,642
        750,000  ONEOK Partners L.P. ...................     2.00%         10/01/17           758,719
                                                                                       --------------
                                                                                            1,954,268
                                                                                       --------------

                 PHARMACEUTICALS - 1.9%
        250,000  Merck & Co., Inc. .....................     6.50%         12/01/33           349,348
        250,000  Merck & Co., Inc. .....................     2.25%         01/15/16           261,233
        415,000  Wyeth LLC .............................     5.95%         04/01/37           531,914
                                                                                       --------------
                                                                                            1,142,495
                                                                                       --------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
        300,000  Boston Properties L.P. ................     3.85%         02/01/23           317,652
        800,000  HCP, Inc. .............................     2.63%         02/01/20           806,321
        250,000  Simon Property Group L.P. .............     2.75%         02/01/23           246,084
                                                                                       --------------
                                                                                            1,370,057
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
        500,000  Intel Corp. ...........................     1.35%         12/15/17           502,273
                                                                                       --------------

                 SOFTWARE - 1.1%
        150,000  Oracle Corp. ..........................     1.20%         10/15/17           150,330
        500,000  Oracle Corp. ..........................     2.50%         10/15/22           491,890
                                                                                       --------------
                                                                                              642,220
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES - (CONTINUED)

                 SPECIALTY RETAIL - 0.6%
$       300,000  Home Depot (The), Inc. ................     5.40%         09/15/40    $      356,398
                                                                                       --------------

                 TOBACCO - 1.7%
        250,000  Altria Group, Inc. ....................     4.25%         08/09/42           236,550
        550,000  Altria Group, Inc. ....................     2.85%         08/09/22           541,803
        250,000  Philip Morris International, Inc. .....     1.13%         08/21/17           249,413
                                                                                       --------------
                                                                                            1,027,766
                                                                                       --------------
                 TOTAL CORPORATE BONDS AND NOTES ....................................      27,304,672
                 (Cost $27,387,076)                                                    --------------


U.S. GOVERNMENT BONDS AND NOTES - 3.2%
        500,000  United States Treasury Bond ...........     2.75%         11/15/42           463,516
        400,000  United States Treasury Note ...........     0.38%         03/15/16           400,313
        625,000  United States Treasury Note ...........     0.75%         02/28/18           624,951
        400,000  United States Treasury Note ...........     2.00%         02/15/23           405,125
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES ..............................       1,893,905
                 (Cost $1,884,573)                                                     --------------

                 TOTAL INVESTMENTS - 98.4% ..........................................      58,407,837
                 (Cost $55,973,851) (b)

                 NET OTHER ASSETS AND LIABILITIES - 1.6% ............................         961,006
                                                                                       --------------
                 NET ASSETS - 100.0% ................................................  $   59,368,843
                                                                                       ==============

-----------------------------

      (a) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2013.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,714,455 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $280,469.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2013        PRICES          INPUTS          INPUTS
                                                 -------------   -------------   -------------   -------------
Common Stocks*.................................  $  29,209,260   $  29,209,260   $          --   $          --
Corporate Bonds and Notes*.....................     27,304,672              --      27,304,672              --
U.S. Government Bonds and Notes................      1,893,905              --       1,893,905              --
                                                 -------------   -------------   -------------   -------------
TOTAL INVESTMENTS..............................  $  58,407,837   $  29,209,260   $  29,198,577   $          --
                                                 =============   =============   =============   =============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2013.



                                                        % OF TOTAL
                                                       FIXED-INCOME
      CREDIT QUALITY(1)                                 INVESTMENTS
      ----------------------------------------------------------------
      AAA                                                   6.5%
      AA                                                    2.7
      AA-                                                   9.2
      A+                                                    9.1
      A                                                    17.7
      A-                                                   26.4
      BBB+                                                 17.9
      BBB                                                  10.5
                                                        ---------
      TOTAL                                               100.0%
                                                        =========






(1) The credit quality information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Rating Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust on December 14, 2011, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of one fund, First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund"), which commenced investment operations on May 1, 2012.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Share is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4) the financial statements of the issuer, or the financial condition of the country of issue;

      5) the credit quality and cash flow of the issuer, or country of issue, based on the Sub-Advisor's or external analysis;

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2013 (UNAUDITED)

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2013 is included with the Fund's Portfolio of Investments.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2013 (UNAUDITED)

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ADDITIONAL INFORMATION

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2013 (UNAUDITED)

                             LICENSING INFORMATION

Standard & Poor's and S&P are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust Advisors L.P. ("First Trust"). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES INDUSTRIAL AVERAGE are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES INDUSTRIAL AVERAGE.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Variable Insurance Trust
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  May 21, 2013
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  May 21, 2013
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date  May 21, 2013
     ---------------------

* Print the name and title of each signing officer under his or her signature.